American Beacon International Equity Fund

Supplement dated January 31, 2022

to the Summary Prospectus,

dated February 28, 2021, as previously amended or supplemented

Effective February 1, 2022, Paul Selvey-Clinton of Lazard Asset Management LLC (“Lazard”) is added as a Portfolio Manager for the American Beacon International Equity Fund (the “International Fund”). Accordingly, effective February 1, 2022, the following changes are made to the International Fund’s Summary Prospectus, as applicable:

A.	On page 7 of the Summary Prospectus, under the heading “Portfolio Managers,” the information regarding Lazard is deleted and replaced with the following:

Lazard Asset Management LLC	John R. Reinsberg Deputy Chairman Since 1999 Michael G. Fry Managing Director Since 2005 Kevin J. Matthews Managing Director Since 2013 Paul Selvey-Clinton Portfolio Manager/Analyst Since 2022	Michael A. Bennett Managing Director Since 2003 Michael Powers Managing Director Since 2003 Giles Edwards Portfolio Manager/Analyst Since 2020

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